Revenue and Other Income (Tables)	12 Months Ended
Jan. 31, 2019
Revenue And Other Income
Disclosure of Detailed Information About Revenue from Continuing Operations

Revenue from continuing operations

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s
Gross revenue	120,278	145,452	104,007	163,481
Rebates	(8,358)	(14,064)	(7,723)	(12,481)
	111,920	131,388	96,284	151,000

Sale of goods by channel
- Retail	50,443	53,150	34,460	58,837
- Wholesale	29,394	45,901	43,379	77,729
- Online	32,083	32,234	18,157	6,724
	111,920	131,285	95,996	143,290
Services	-	-	-	7,702
Other income	-	103	288	8
	111,920	131,388	96,284	151,000

Sales of goods by geography
- New Zealand	40,703	46,665	30,676	62,109
- Australia	32,065	38,208	32,913	53,193
- United States	34,156	32,323	23,146	19,167
- Europe	4,996	14,192	9,549	16,531
	111,920	131,388	96,284	151,000